Investments in unconsolidated entities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Investments in unconsolidated entities
Schedule of components of Other long-term investments

(Millions)	September 30, 2018	December 31, 2017
Equity method eligible unconsolidated entities, at fair value	$172.7	$121.2
Other unconsolidated investments, at fair value(1)	176.3	148.3
Total Other long-term investments(2)	$349.0	$269.5

 (1)Includes Other long-term investments that are not equity method eligible.

(2)There were no investments accounted for using the equity method as of September 30, 2018 and December 31, 2017.

	2017	2016
	(Millions)
Equity method eligible unconsolidated entities, at fair value	$121.2	$77.1
Other unconsolidated investments, at fair value(1)	148.3	47.7
Total Other long-term investments(2)	$269.5	$124.8
(1)	Includes Other long-term investments that are not equity method eligible.
(2)	There were no investments accounted for using the equity method as of December 31, 2017 and 2016.

Schedule of investments in equity method eligible unconsolidated entities

	Ownership interest at
	September 30,	December 31,
Investee	2018	2017	Instrument Held
BE Reinsurance Limited	25.0%	25.0%	Common shares
BioVentures Investors (Offshore) IV LP	73.0%	73.0%	Units
Camden Partners Strategic Fund V (Cayman), LP	37.0%	36.5%	Units
NEC Cypress Buyer LLC	23.5%	23.5%	Units
New Energy Capital Infrastructure Credit Fund LP	23.3%	23.3%	Units
New Energy Capital Infrastructure Offshore Credit Fund LP	56.2%	56.2%	Units
Scion G7, LP(1)	29.8%	N/A	Units
Tuckerman Capital V LP	48.3%	48.3%	Units
Tuckerman Capital V Co-Investment I LP	49.5%	49.5%	Units

(1)Sirius Group did not have an investment in Scion G7, LP at December 31, 2017.

	Ownership
	interest at
	December 31,
Investee	2017	2016	Instrument Held
BE Reinsurance Limited	25.0%	25.0%	Common shares
BioVentures Investors (Offshore) IV LP	73.0%	71.4%	Units
Camden Partners Strategic Fund V (Cayman), LP	36.5%	37.2%	Units
NEC Cypress Buyer LLC(1)	23.5%	N/A	Units
New Energy Capital Infrastructure Credit Fund LP	23.3%	35.2%	Units
New Energy Capital Infrastructure Offshore Credit Fund LP	56.2%	71.4%	Units
Tuckerman Capital V LP	48.3%	48.3%	Units
Tuckerman Capital V Co-Investment I LP(2)	49.5%	N/A	Units
(1)	Sirius Group did not hold an investment in NEC Cypress Buyer LLC in 2016
(2)	Sirius Group did not hold an investment in Tuckerman Capital V Co-Investment I L.P. in 2016.